PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expenses of property and equipment	$ 38,690	$ 12,804